Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 8, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000804239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 6, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

SIMT TAX-MANAGED SMALL CAP FUND (Prospectus Summary): | SIMT TAX-MANAGED SMALL CAP FUND
Tax-Managed Small Cap Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small Cap Fund

Supplement dated July 8, 2011
to the Class A Shares and Class G Shares Prospectuses dated January 31, 2011

THE INFORMATION SET FORTH BELOW IS EFFECTIVE SEPTEMBER 6, 2011

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

Notification of Change in Name and Investment Strategy of the Tax-Managed Small Cap Fund

On May 11, 2011, the Board of Trustees of SEI Institutional Managed Trust approved the following changes to the Tax-Managed Small Cap Fund (the "Fund"):

•  Changing the name of the Fund to the Tax-Managed Small/Mid Cap Fund; and

•  Changing the Fund's current investment policy of investing at least 80% of its net assets in equity securities of small companies, including ETFs, to a policy that requires the Fund to invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.

Each of the foregoing changes will be effective September 6, 2011. Please note that the Fund will continue to invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-740 (07/11)

As a result of the foregoing, effective September 6, 2011, the first sentence in the "Principal Investment Strategies" section of the Fund Summary is hereby deleted and replaced with the following:
Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.
In addition, effective September 6, 2011, the text relating to "Investment Style Risk" and "Small Capitalization Risk" in the "Principal Risks" section of the Fund Summary is hereby deleted and replaced with the following:

Investment Style Risk —The risk that small or mid-capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Small and Medium Capitalization Risk —Smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and mid-capitalization stocks may be traded over the counter or listed on an exchange.

There are no other changes to the Tax-Managed Small Cap Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
SIMT TAX-MANAGED SMALL CAP FUND (Prospectus Summary): | SIMT TAX-MANAGED SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Tax-Managed Small Cap Fund
Supplement Text	ck0000804239_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small Cap Fund

Supplement dated July 8, 2011
to the Class A Shares and Class G Shares Prospectuses dated January 31, 2011

THE INFORMATION SET FORTH BELOW IS EFFECTIVE SEPTEMBER 6, 2011

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

Notification of Change in Name and Investment Strategy of the Tax-Managed Small Cap Fund

On May 11, 2011, the Board of Trustees of SEI Institutional Managed Trust approved the following changes to the Tax-Managed Small Cap Fund (the "Fund"):

•  Changing the name of the Fund to the Tax-Managed Small/Mid Cap Fund; and

•  Changing the Fund's current investment policy of investing at least 80% of its net assets in equity securities of small companies, including ETFs, to a policy that requires the Fund to invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.

Each of the foregoing changes will be effective September 6, 2011. Please note that the Fund will continue to invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-740 (07/11)

Investment Strategy, Heading	rr_StrategyHeading	As a result of the foregoing, effective September 6, 2011, the first sentence in the "Principal Investment Strategies" section of the Fund Summary is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs.
Risk, Heading	rr_RiskHeading	In addition, effective September 6, 2011, the text relating to "Investment Style Risk" and "Small Capitalization Risk" in the "Principal Risks" section of the Fund Summary is hereby deleted and replaced with the following:
Risk, Narrative	rr_RiskNarrativeTextBlock

Investment Style Risk —The risk that small or mid-capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Small and Medium Capitalization Risk —Smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and mid-capitalization stocks may be traded over the counter or listed on an exchange.

There are no other changes to the Tax-Managed Small Cap Fund

SIMT TAX-MANAGED SMALL CAP FUND | SIMT TAX-MANAGED SMALL CAP FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STMSX